Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

5 Cash and cash equivalents

Cash and cash equivalents of €9,413 million (€5,994 million at December 31, 2019) included financial assets with maturity generally of up to three months at the date of inception amounting to €6,913 million (€3,984 million at December 31, 2019) and mainly included short-term deposits in euro and U.S. dollars with financial institutions, having notice of more than 48 hours, to meet the Group’s short-term financing needs.

Expected credit losses on deposits with banks and financial institutions measured at amortized cost are immaterial.

Restricted cash amounted to €198 million (same amount as of December 31, 2019) in relation to foreclosure measures by third parties.

The average maturity of bank deposits in euro of €5,948 million was 50 days and the effective interest rate was a negative 0.4%; the average maturity of bank deposits in U.S. dollars of  €944 million was 8 days with an effective interest rate of 0.25%.